4. DISCONTINUED OPERATIONS (Details) (USD $)	Dec. 31, 2013
Assets from discontinued operations
Accounts receivable, net	$ 98,374
Equipment, net	13,145
Total assets from discontinued operations	111,519
Liabilities from discontinued operations
Accounts payable and accrued expenses	180,178
Deferred revenue	521
Total liabilities from discontinued operations	$ 180,699